Deposits (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Deposits and Components

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2023 Total	2022 Total
Personal	$13,590	$126,340	$99,105	$239,035	$232,095
Business and government (7)	98,832	100,599	213,130	412,561	397,188
Bank	13,184	33	9,079	22,296	22,523
Secured borrowings (8)	–	–	49,484	49,484	45,766
	$125,606	$226,972	$370,798	$723,376	$697,572
Comprises:
Held at amortized cost				$687,737	$670,770
Designated at fair value				35,639	26,802
				$723,376	$697,572
Total deposits include: (9)
Non-interest-bearing deposits
Canada				$84,165	$93,801
U.S.				12,816	17,053
Other international				5,821	6,452
Interest-bearing deposits
Canada				488,490	447,409
U.S.				95,109	92,333
Other international				36,975	40,524
				$723,376	$697,572

(1)	Includes deposits of $258.4 billion (2022: $243.3 billion) denominated in U.S. dollars and deposits of $53.6 billion (2022: $53.1 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $1.6 billion (2022: $3.0 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $60.8 billion (2022: $55.1 billion) of deposits which are subject to the bank recapitalization
(bail-in)
conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)
Includes $14.6 billion (2022: $10.6 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(8)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(9)	Classification is based on geographical location of the CIBC office.